EQUITY - Non-controlling interests (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-controlling interests
Non controlling interest percentage	40.00%
Shareholders equity attributable to non controlling interests	$ 25,269,755	$ 20,379,477	$ 20,254,258
Income attributable to non controlling interests	2,333,518	1,117,515	1,524,297
Total current assets	990,986,123	797,297,716	533,474,103
Total non-current assets	1,955,120,524	1,650,766,684	1,857,474,320
Total current liabilities	529,567,279	378,056,186	411,658,352
Total non-current liabilities	1,315,125,809	1,238,447,623	1,010,386,123
Net sales	2,216,732,593	1,698,281,237	1,779,025,115
Net Income	$ 157,031,668	$ 123,117,320	$ 175,246,225
Embotelladora del Atlantico S.A.
Non-controlling interests
Non controlling interest percentage	0.0171%	0.0171%	0.0171%
Shareholders equity attributable to non controlling interests	$ 33,794	$ 23,662	$ 26,342
Income attributable to non controlling interests	3,463	2,312	4,183
Total current assets	107,589,399	65,077,621	73,309,861
Total non-current assets	209,051,488	140,891,069	160,885,628
Total current liabilities	98,942,717	56,982,545	66,987,371
Total non-current liabilities	19,520,634	10,226,241	12,732,620
Net sales	517,466,510	309,936,060	384,856,368
Net Income	$ 20,307,709	$ 13,386,097	$ 24,531,815
Andina Empaques Argentina S.A.
Non-controlling interests
Non controlling interest percentage	0.0209%	0.0209%	0.0209%
Shareholders equity attributable to non controlling interests	$ 3,761	$ 2,349	$ 2,290
Income attributable to non controlling interests	326	244	409
Total current assets	13,197,912	6,212,726	4,350,074
Total non-current assets	11,865,984	8,247,288	9,433,294
Total current liabilities	6,210,788	2,733,092	2,212,255
Total non-current liabilities	868,253	491,364	618,031
Net sales	30,750,914	15,148,572	18,509,124
Net Income	$ 1,558,476	$ 1,168,507	$ 1,954,024
Paraguay Refrescos S.A.
Non-controlling interests
Non controlling interest percentage	2.1697%	2.1697%	2.1697%
Shareholders equity attributable to non controlling interests	$ 6,331,726	$ 5,037,332	$ 5,368,470
Income attributable to non controlling interests	885,010	791,576	622,188
Total current assets	64,121,536	44,658,550	41,266,559
Total non-current assets	279,148,198	226,241,150	248,309,451
Total current liabilities	34,207,817	24,337,015	25,990,081
Total non-current liabilities	17,242,154	14,399,594	16,161,177
Net sales	169,216,180	157,152,584	158,892,010
Net Income	$ 40,788,801	$ 36,482,572	$ 28,675,727
Vital S.A.
Non-controlling interests
Non controlling interest percentage	35.00%	35.00%	35.00%
Shareholders equity attributable to non controlling interests	$ 8,056,551	$ 8,176,999	$ 7,904,741
Income attributable to non controlling interests	499,923	285,269	263,442
Vital Jugos S.A.
Non-controlling interests
Total current assets	25,441,586	21,175,722	18,534,272
Total non-current assets	16,832,859	14,306,662	15,475,979
Total current liabilities	17,498,997	11,812,384	11,150,695
Total non-current liabilities	1,756,730	307,146	274,583
Net sales	64,513,412	42,955,659	46,818,385
Net Income	$ 1,428,350	$ 815,053	$ 752,692
Vital Aguas S.A.
Non-controlling interests
Non controlling interest percentage	33.50%	33.50%	33.50%
Shareholders equity attributable to non controlling interests	$ 2,041,837	$ 1,912,023	$ 1,803,884
Income attributable to non controlling interests	130,522	109,110	105,870
Total current assets	5,575,990	3,798,228	5,266,575
Total non-current assets	5,789,335	7,297,306	8,527,624
Total current liabilities	4,934,841	3,897,100	5,794,282
Total non-current liabilities	335,449	1,490,904	2,615,188
Net sales	16,005,176	12,929,160	18,201,656
Net Income	$ 389,619	$ 325,700	$ 316,031
Envases Central S.A.
Non-controlling interests
Non controlling interest percentage	40.73%	40.73%	40.73%
Shareholders equity attributable to non controlling interests	$ 5,738,008	$ 5,227,112	$ 5,148,531
Income attributable to non controlling interests	750,192	(70,996)	528,205
Total current assets	17,976,170	15,600,566	16,265,862
Total non-current assets	20,945,892	18,205,899	20,903,184
Total current liabilities	20,091,524	13,908,411	18,732,369
Total non-current liabilities	4,742,707	7,064,568	5,796,119
Net sales	77,475,816	62,267,424	70,633,817
Net Income	$ 1,841,867	$ (174,313)	$ 1,296,840
Re-Ciclar S.A.
Non-controlling interests
Non controlling interest percentage	40.00%
Shareholders equity attributable to non controlling interests	$ 3,064,078
Income attributable to non controlling interests	$ 64,082